Concentrations and Risks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) item customer	Dec. 31, 2023 CNY (¥) customer item	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents, term deposits and short-term investments
Concentrations and Risks
Cash and cash equivalents, term deposits and short-term investments denominated in RMB subject to government controls | ¥	¥ 2,807.9	¥ 3,165.8
Customer concentration
Concentrations and Risks
Percentage of appreciation rate				2.00%
Percentage of depreciation rate	1.00%	2.00%	9.00%
Customer concentration | Trade receivables
Concentrations and Risks
Number of customers | customer	2	2
Supplier concentration | Accounts payable
Concentrations and Risks
Number of Suppliers | item	1	1